Fair value measurement	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Fair value measurement
34.	Fair value measurement
Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2021:

		Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs
		Total	(Level 1)	(Level 2)
		RMB’000	RMB’000	RMB’000
Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 14)	December 31, 2021	606	606	—
Debt instruments (i) :
Bills receivable	December 31, 2021	3,338,816	—	3,338,816

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2022:

Fair value measurement using
	Date of valuation			Quoted prices in active markets	Significant observable inputs
		Total	Total	(Level 1)	(Level 2)
		US$’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Debt financial assets (i) :
Bills receivable	December 31, 2022	464,232	3,227,295	—	3,227,295

Note:

(i)
The fair values of the Group’s debt financial assets at fair value through OCI were measured using the discounted cash flows model. The model incorporates market observable input including the interest rate of similar instruments.

There have been no transfers between Level 1 and Level 2 during 2022 and 2021.